Other Current Assets (Details) - Schedule of other current assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of other current assets [Abstract]
Advances to customers		$ 50,716
Interest receivable		1,111,322
Receivable from disposal of discontinued operations		932,836
Stamp duties due from former shareholders of a subsidiary		34,587
Prepaid expenses	38,948
Prepayment to a supplier for procurement of heathcare products	3,463,602	176,181
Other current assets	$ 3,502,550	$ 2,305,642